DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations
Schedule of loss from discontinued operations

	December 31	December 31,
	2023	2022
Revenues	$—	$5,180,055
Cost of sales	—	(2,419,222)
Gross profit	—	2,760,833
Operating expenses:
General and Administrative	—	(144,570)
Selling expenses	—	(973,688)
Research and development	—	(1,726,906)
Total	—	$(2,845,164)
Other income (expense)
Interest income	$—	$—
Other (expense) income, net	—	(197,395)
Other finance expenses	—	(301)
Total	—	(197,696)
Loss from discontinued operations before income tax	—	(282,027)
Income tax provision	—	—
Loss from discontinued operations before non-controlling interest	$—	$(282,027)
Less: Net loss attributable to non-controlling interest	—	—
Foreign currency translation	—	258,828
Gain/(Loss) from discontinued operation	$7,389,310	$(23,199)

Schedule of components of assets and liabilities

	December 31,	December 31,
	2023	2022
Cash	$—	$7,262
Accounts receivable	—	4,320,498
Other current assets	—	1,084
Prepayments, net	—	1,748,710
Property, plant and equipment, net	—	17,636
Intangible assets, net	—	3,282,548
Total assets related to discontinued operations	—	9,377,738
Accounts payable	—	560,539
Short term loans - banks	—	788,119
Other payables and accrued expenses	—	2,432,995
Other payables - related party	—	142,300
Customer deposits	—	880,350
Tax payables	—	1,896,165
Total liabilities related to discontinued operations	$—	$6,700,468